COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 8:COMMITMENTS AND CONTINGENT LIABILITIES

a.Contingent purchase obligation

On November 30, 2012, the Company completed the acquisition of 100% of Sweet IM’s shares. Pursuant to the terms of the Share Purchase Agreement (“SPA”) between the Company and SweetIM, the Company was obligated to pay SweetIM's shareholders, among other payments, a payment of up to $7,500 in cash in May 2014 if certain milestones were met (the “Contingent Payment”). The milestones were based on the Company's GAAP revenues in 2013, and the absence of certain changes in the industry in which the Company operates. On May 28, 2014, the Company paid $2,500 in respect of the Contingent Payment. Following such payment, on June 22, 2014, SweetIM’s Shareholders’ representative notified the Company claiming that the Company owes SweetIM’s shareholders the entire Contingent Payment. In April 2015, pursuant to the SPA, an arbitration process with respect to this claim has commenced in Israel. Based on the August 2018 ruling of the arbitrator, the remaining balance of the Contingent Payment shall be paid to SweetIM's shareholders in 3 equal installments, the last of which was paid during January 2019.

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PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8:COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

b.Legal Matters

On December 22, 2015, Adtile Technologies Inc. filed a lawsuit against the Company and Intercept Interactive Inc. (“Intercept”), a subsidiary of Interactive Holding Corp., in the United States District Court for the District of Delaware. The lawsuit alleges various causes of action against Perion and Undertone related to Undertone’s alleged unauthorized use and misappropriation of Adtile’s proprietary information and trade secrets. Adtile is seeking injunctive relief and, unspecified monetary damages. On June 23, 2016, the court denied Adtile’s motion for a preliminary injunction. On June 24, 2016, the court (i) granted the Company’s motion to dismiss, and (ii) granted Intercept’s motion to stay the action and compel arbitration. In November 2017, the court dismissed the case for administrative reasons, since Adtile had not commenced arbitration proceedings. The Company is still unable to predict the outcome or range of possible loss as of the date of these financial statements, since to date Adtile had not commenced arbitration procedures. Regardless, the Company believes it has strong defenses against this lawsuit and intends to defend against it vigorously.

In addition, from time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the ordinary course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows.